Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2019
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Cash and Cash Equivalents
Note 6. Cash and Cash Equivalents
Includes cash on hand and in bank deposits and cash equivalents, which are short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity date of three months or less at their acquisition date. Cash and cash equivalents at the end of the reporting period as shown in the condensed consolidated statements of financial position and cash flows is comprised of the following:

	September 30, 2019		December 31, 2018
Cash and bank balances	Ps.	3,408	Ps.	7,778
Cash equivalents		26,822		15,949

	Ps.	30,230	Ps.	23,727